Consolidated Balance Sheet - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 35,113,000	$ 107,933,000
Equity securities, at fair value	710,000	616,000
Investment securities available for sale, at fair value	105,733,000	98,322,000
Loans held for sale	1,220,000	597,000
Loans:
Loans	984,258,000	992,109,000
Less allowance for loan and lease losses	6,768,000	7,428,000
Net loans	977,490,000	984,681,000
Premises and equipment, net	17,874,000	13,003,000
Goodwill	15,071,000	15,071,000
Core deposit intangibles	2,056,000	2,397,000
Bank-owned life insurance	16,511,000	16,080,000
Accrued interest receivable and other assets	10,697,000	9,698,000
TOTAL ASSETS	1,182,475,000	1,248,398,000
LIABILITIES
Noninterest-bearing demand	191,370,000	203,410,000
Interest-bearing demand	107,844,000	92,104,000
Money market	160,826,000	196,685,000
Savings	192,003,000	222,954,000
Time	368,800,000	300,914,000
Total deposits	1,020,843,000	1,016,067,000
Short-term borrowings:
Federal funds purchased	75,000	398,000
Federal Home Loan Bank advances	5,000,000	90,000,000
Total short-term borrowings	5,075,000	90,398,000
Other borrowings	12,750,000	8,803,000
Accrued interest payable and other liabilities	6,032,000	4,840,000
TOTAL LIABILITIES	1,044,700,000	1,120,108,000
STOCKHOLDERS' EQUITY
Common stock, no par value; 10,000,000 shares authorized, 7,294,792 and 7,260,994 shares issued; 6,423,630 and 6,488,664 shares outstanding	86,617,000	85,925,000
Retained earnings	65,063,000	56,037,000
Accumulated other comprehensive income (loss)	1,842,000	(154,000)
Treasury stock, at cost; 871,162 and 772,330 shares	(15,747,000)	(13,518,000)
TOTAL STOCKHOLDERS' EQUITY	137,775,000	128,290,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,182,475,000	1,248,398,000
Commercial And Industrial [Member]
Loans:
Loans	89,527,000	83,857,000
Less allowance for loan and lease losses	456,000	969,000
Real Estate Construction Porfolio Segment [Member]
Loans:
Loans	63,246,000	56,731,000
Less allowance for loan and lease losses	97,000	100,000
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans:
Loans	347,047,000	336,487,000
Less allowance for loan and lease losses	1,658,000	1,581,000
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans:
Loans	470,027,000	498,247,000
Less allowance for loan and lease losses	4,529,000	4,651,000
Consumer Portfolio Segment [Member]
Loans:
Loans	14,411,000	16,787,000
Less allowance for loan and lease losses	$ 28,000	$ 127,000